OWC Pharmaceutical Research Corp. - Consolidated Statements of Changes in Stockholders' Equity (Deficit)	Total	Common Stock, Share	Common Stock, Amount	Additional Paid-In Capital	Subscription Receivable	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total Shareholders' Equity (Deficit)
Balance at Dec. 31, 2012		15,829,450	157	424,474		(504,895)		(80,263)
Fair value of warrants issued for services	107,074			107,074				107,074
Impact of beneficial conversion feature				86,114				86,114
Stock issued upon conversion of debt and accrued interest		5,162,000	52	51,568				51,620
Forgiveness of indebteness to former related party
Stock issued for services		100,000	1	27,999				28,000
Stock issued for cash		550,000	6	49				55
Stock issued for cash at $0.005 per share
Stock issued for cash at $0.05 per share
Stock issued for cash at $0.09 per share
Stock issued for cash at $0.15 per share
Total other comprehensive loss
Net loss year end						(318,310)		(318,310)
Balance at Dec. 31, 2013		21,641,450	217	697,278		(823,205)		(125,710)
Balance at Dec. 31, 2013
Fair value of warrants issued for services	3,857,136			3,857,136				3,857,136
Impact of beneficial conversion feature
Stock issued upon conversion of debt and accrued interest		13,263,300	133	132,509				132,642
Forgiveness of indebteness to former related party				28,436				28,436
Stock issued for services		6,995,416	70	567,647				567,716
Stock issued for cash
Stock issued for cash at $0.005 per share		4,700,000	47	23,453				23,500
Stock issued for cash at $0.05 per share		13,034,585	130	651,500	(651,730)
Stock issued for cash at $0.09 per share		12,936,662	129	1,164,171				1,164,300
Stock issued for cash at $0.15 per share		5,857,828	59	878,617				878,676
Total other comprehensive loss							6,485	6,485
Net loss year end						(5,070,673)		(5,070,673)
Balance at Dec. 31, 2014		78,429,241	784	8,000,847	(651,730)	(5,893,878)	6,485	1,462,508